UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08876

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Senior Debt Portfolio

October 31, 2016

Portfolio of Investments

Senior Floating-Rate Loans — 113.8%(1)

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.2%
IAP Worldwide Services, Inc.
Revolving Loan, 1.52%, Maturing July 18, 2018(2)		944	$902,705
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		1,276	1,021,190
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		37,740	34,902,031
TransDigm, Inc.
Term Loan, 3.82%, Maturing February 28, 2020		29,736	29,754,389
Term Loan, 3.83%, Maturing June 4, 2021		15,835	15,820,662
Term Loan, 3.75%, Maturing June 9, 2023		28,331	28,274,833
Wesco Aircraft Hardware Corp.
Term Loan, 3.29%, Maturing September 23, 2021		7,000	6,991,250

			$117,667,060

All Telecom — 0.1%
Ciena Corporation
Term Loan, 4.25%, Maturing April 25, 2021		4,975	$4,999,875

			$4,999,875

Automotive — 3.2%
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		7,846	$7,881,892
Term Loan, Maturing October 26, 2023(4)		475	477,375
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		13,371	13,404,239
FCA US, LLC
Term Loan, 3.50%, Maturing May 24, 2017		8,442	8,461,304
Term Loan, 3.25%, Maturing December 31, 2018		16,377	16,406,632
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		36,942	35,852,153
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.86%, Maturing April 30, 2019		16,125	16,248,824
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021		12,013	12,057,547
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		19,510	19,612,332
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	6,881	7,624,666
Term Loan, 4.50%, Maturing June 30, 2022		15,266	15,316,985
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		10,902	10,909,195

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Automotive (continued)
Tweddle Group, Inc.
Term Loan, Maturing October 13, 2023(4)	5,775	$5,688,375

		$169,941,519

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	5,833	$4,958,279
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	2,000	1,610,000

		$6,568,279

Brokerage / Securities Dealers / Investment Houses — 0.8%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing May 25, 2023	8,683	$8,704,571
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021	23,868	19,333,414
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	2,704	2,705,820
Term Loan - Second Lien, 9.75%, Maturing March 3, 2023	3,800	3,724,000
Salient Partners L.P.
Term Loan, 9.50%, Maturing May 19, 2021	6,625	6,343,358

		$40,811,163

Building and Development — 3.0%
American Bath Group, LLC
Term Loan, 6.75%, Maturing September 30, 2023	5,000	$5,012,500
American Builders & Contractors Supply Co.
Term Loan, Maturing October 31, 2023(4)	18,600	18,704,625
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	8,643	8,697,396
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019	1,149	1,156,235
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	12,991	13,072,581
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	29,308	29,308,449
Headwaters, Incorporated
Term Loan, 4.00%, Maturing March 24, 2022	14,693	14,778,222
Henry Company, LLC
Term Loan, 5.50%, Maturing October 5, 2023	4,225	4,256,688
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	10,329	10,392,027

21	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	13,129	$13,195,629
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	12,333	12,343,263
Realogy Corporation
Term Loan, 3.75%, Maturing July 20, 2022	10,589	10,675,650
Summit Materials Companies I, LLC
Term Loan, 4.00%, Maturing July 17, 2022	5,308	5,351,766
WireCo WorldGroup, Inc.
Term Loan, 6.50%, Maturing July 13, 2023	4,200	4,221,000
Term Loan - Second Lien, 10.00%, Maturing July 20, 2024	9,850	9,899,250

		$161,065,281

Business Equipment and Services — 9.2%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	15,438	$14,884,426
AlixPartners, LLP
Term Loan, 4.00%, Maturing July 28, 2022	16,867	16,935,642
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	10,307	9,997,512
Camelot UK Holdco Limited
Term Loan, 4.75%, Maturing October 3, 2023	10,350	10,377,490
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	15,910	15,919,479
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	5,511	5,419,151
Corporate Capital Trust, Inc.
Term Loan, 4.13%, Maturing May 20, 2019	13,079	13,128,416
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	6,052	6,089,557
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	15,391	11,004,586
Education Management, LLC
Revolving Loan, 2.07%, Maturing March 31, 2019(2)(3)	5,858	2,050,354
Term Loan, 5.50%, Maturing July 2, 2020	3,491	959,972
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020	6,526	358,913
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019	48,647	47,507,278
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	8,123	8,149,051

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		8,929	$8,966,160
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,257	2,241,461
Term Loan, 4.00%, Maturing November 6, 2020		12,682	12,594,964
Term Loan, 4.75%, Maturing November 6, 2020	CAD	10,759	7,700,217
Global Payments, Inc.
Term Loan, 3.03%, Maturing April 22, 2023		2,530	2,543,720
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		17,200	17,360,775
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		12,633	12,671,016
ION Trading Finance Limited
Term Loan, 4.25%, Maturing August 11, 2023	EUR	8,271	9,184,486
Term Loan, 4.25%, Maturing August 11, 2023		8,573	8,591,436
J.D. Power and Associates
Term Loan, 5.25%, Maturing September 7, 2023		5,575	5,637,719
KAR Auction Services, Inc.
Term Loan, 4.06%, Maturing March 11, 2021		8,132	8,191,713
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		35,328	35,419,395
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		14,950	15,272,095
Term Loan, Maturing October 4, 2023(4)		44,725	44,973,090
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		15,351	14,199,754
Monitronics International, Inc.
Term Loan, 6.50%, Maturing September 30, 2022		19,403	19,306,353
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		9,914	9,944,725
Prime Security Services Borrower, LLC
Term Loan, 4.75%, Maturing May 2, 2022		11,820	11,917,893
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		23,209	23,316,468
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		26,713	26,603,996
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		2,787	2,809,601
TransUnion, LLC
Term Loan, Maturing April 9, 2021(4)		13,000	13,055,718
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.00%, Maturing September 2, 2021		11,346	11,422,644
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		4,528	4,528,210

			$491,235,436

22	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 3.3%
Altice US Finance I Corporation
Term Loan, Maturing January 15, 2025(4)		8,625	$8,668,125
Block Communications, Inc.
Term Loan, 4.09%, Maturing November 7, 2021		2,107	2,121,523
Charter Communications Operating, LLC
Term Loan, 3.50%, Maturing January 24, 2023		20,000	20,143,936
CSC Holdings, LLC
Term Loan, 3.88%, Maturing October 11, 2024		30,066	30,209,865
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		5,298	5,327,120
Numericable Group SA
Term Loan, 4.50%, Maturing April 15, 2023	EUR	2,985	3,320,962
Numericable U.S., LLC
Term Loan, 5.14%, Maturing January 15, 2024		6,094	6,140,083
Term Loan, Maturing January 13, 2025(4)		4,000	3,991,252
Telenet International Finance S.a.r.l.
Term Loan, 4.36%, Maturing June 30, 2024		6,125	6,147,969
UPC Financing Partnership
Term Loan, 4.08%, Maturing August 31, 2024		23,875	24,027,203
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 30, 2023		32,699	32,859,233
Term Loan, 4.25%, Maturing June 30, 2023	GBP	4,450	5,473,253
Ziggo Secured Finance BV
Term Loan, 3.75%, Maturing August 31, 2024	EUR	23,000	25,435,876

			$173,866,400

Chemicals and Plastics — 6.7%
A. Schulman, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	EUR	96	$104,801
Term Loan, 4.00%, Maturing June 1, 2022		9,697	9,715,423
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 5.13%, Maturing September 13, 2023		4,277	4,328,222
Allnex USA, Inc.
Term Loan, 5.13%, Maturing September 13, 2023		3,223	3,260,841
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		2,514	2,517,717
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		28,210	28,451,454
Chemours Company (The)
Term Loan, 3.75%, Maturing May 12, 2022		4,504	4,463,308
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		3,789	3,821,044
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		5,325	5,311,688

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		1,581	$1,577,388
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		9,566	9,545,892
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		12,187	12,286,433
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021		15,794	15,894,862
Term Loan, 4.25%, Maturing April 1, 2023		5,672	5,738,781
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	3,644	4,060,464
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	7,591	8,435,565
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		34,168	34,266,845
Term Loan, 4.25%, Maturing March 31, 2022		5,861	5,896,115
Kraton Polymers, LLC
Term Loan, 6.00%, Maturing January 6, 2022		24,700	24,910,987
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		5,930	5,856,362
MacDermid Agricultural Solutions Holdings B.V.
Term Loan, 4.75%, Maturing October 6, 2023	EUR	2,000	2,224,773
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020		4,307	4,348,669
Term Loan, 5.00%, Maturing June 7, 2023		35,721	36,070,592
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		15,129	15,271,131
Orion Engineered Carbons GmbH
Term Loan, 3.84%, Maturing July 25, 2021		5,361	5,394,752
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	1,940	2,068,076
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		5,750	5,506,069
PQ Corporation
Term Loan, 5.75%, Maturing November 4, 2022		11,178	11,254,329
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		3,632	3,627,617
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		580	582,898
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		3,289	3,303,089
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		17,770	17,877,417

23	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		31,002	$30,858,852
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		12,607	12,633,389
Versum Materials, Inc.
Term Loan, 3.34%, Maturing September 29, 2023		4,400	4,430,250
Zep, Inc.
Term Loan, 5.50%, Maturing June 27, 2022		9,554	9,589,890

			$355,485,985

Clothing / Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		12,831	$12,536,512
Samsonite International S.A.
Term Loan, 4.00%, Maturing May 12, 2023		3,903	3,936,919

			$16,473,431

Conglomerates — 0.5%
Bestway UK Holdco Limited
Term Loan, 4.77%, Maturing October 6, 2021	GBP	1,103	$1,354,598
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		10,832	10,155,439
Spectrum Brands, Inc.
Term Loan, 3.29%, Maturing June 23, 2022		9,637	9,741,029
Term Loan, 4.50%, Maturing June 23, 2022	CAD	9,369	7,019,823

			$28,270,889

Containers and Glass Products — 3.5%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		24,096	$24,168,532
Term Loan, 3.50%, Maturing January 6, 2021		26,886	26,950,863
Term Loan, 3.75%, Maturing October 1, 2022		12,784	12,839,929
Constantia Flexibles Group GmbH
Term Loan, 4.00%, Maturing April 30, 2022		4,000	4,017,500
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		18,441	18,631,921
Horizon Holdings III SAS
Term Loan, 4.50%, Maturing August 1, 2022	EUR	14,475	16,080,837
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		2,338	2,338,270
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		5,659	5,609,336

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
Reynolds Group Holdings, Inc.
Term Loan, 4.25%, Maturing February 5, 2023	45,491	$45,648,245
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.00%, Maturing March 13, 2022	25,937	26,008,004
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018	3,343	3,345,987

		$185,639,424

Cosmetics / Toiletries — 0.3%
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022	13,167	$13,167,000
Revlon Consumer Products Corporation
Term Loan, 4.25%, Maturing September 7, 2023	2,625	2,634,434

		$15,801,434

Drugs — 4.4%
Albany Molecular Research, Inc.
Term Loan, 5.75%, Maturing July 16, 2021	15,472	$15,549,365
Alkermes, Inc.
Term Loan, 3.59%, Maturing September 25, 2021	6,845	6,862,226
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021	3,692	3,700,762
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	17,011	17,107,153
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, Maturing June 28, 2023	11,908	12,034,523
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021	18,692	18,720,951
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022	23,139	23,135,322
Horizon Pharma, Inc.
Term Loan, 4.00%, Maturing May 7, 2021	11,256	11,242,139
Term Loan, Maturing October 18, 2021(4)	5,000	5,028,125
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	45,389	45,431,225
Mallinckrodt International Finance S.A.
Term Loan, 3.34%, Maturing March 19, 2021	4,754	4,752,062
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.29%, Maturing October 20, 2018	7,108	7,097,168
Term Loan, 5.25%, Maturing December 11, 2019	18,600	18,613,867
Term Loan, 5.25%, Maturing August 5, 2020	20,484	20,492,106
Term Loan, 5.50%, Maturing April 1, 2022	22,964	23,002,924

		$232,769,918

24	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment — 0.9%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		15,252	$15,286,794
Casella Waste Systems, Inc.
Term Loan, 4.00%, Maturing October 3, 2023		4,900	4,930,625
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		9,675	9,699,438
GFL Environmental, Inc.
Term Loan, 3.75%, Maturing September 23, 2023		13,425	13,458,563
Term Loan, 4.60%, Maturing September 27, 2023	CAD	9,775	7,292,261

			$50,667,681

Electronics / Electrical — 12.7%
Answers Corporation
Term Loan, 0.00%, Maturing October 3, 2021(5)		18,663	$9,937,944
Applied Systems, Inc.
Term Loan, 4.00%, Maturing January 25, 2021		19,157	19,214,433
Avago Technologies Cayman Ltd.
Term Loan, 3.53%, Maturing February 1, 2023		49,436	50,007,510
Avast Software B.V.
Term Loan, 4.75%, Maturing July 18, 2022	EUR	4,000	4,476,990
Term Loan, 5.00%, Maturing September 30, 2022		17,025	17,190,994
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		7,172	6,992,262
CommScope, Inc.
Term Loan, 3.25%, Maturing December 29, 2022		9,313	9,375,781
Cypress Semiconductor Corporation
Term Loan, 6.50%, Maturing July 5, 2021		8,101	8,198,505
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022		2,541	2,557,403
Term Loan - Second Lien, 9.50%, Maturing June 25, 2023		3,475	3,530,020
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021		4,212	4,220,396
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		2,884	2,901,951
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		8,414	8,224,208
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		10,037	10,037,492
Term Loan, 4.50%, Maturing April 6, 2020		3,491	3,497,796
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		40,202	40,495,674

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022		18,762	$18,858,210
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023		4,875	4,917,656
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		3,042	3,033,962
Term Loan, 3.75%, Maturing June 3, 2020		57,102	57,030,155
Term Loan, 4.00%, Maturing June 3, 2020	EUR	3,716	4,108,702
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022		29,048	28,587,148
Lattice Semiconductor Corporation
Term Loan, 5.51%, Maturing March 10, 2021		11,224	11,168,264
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.63%, Maturing May 7, 2021		8,322	8,415,336
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019		12,077	12,140,531
Term Loan, 4.50%, Maturing November 20, 2021		20,422	20,527,374
Magic Newco, LLC
Term Loan, 6.50%, Maturing December 12, 2018		35,611	35,713,396
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021		10,680	10,724,090
Microsemi Corporation
Term Loan, 3.75%, Maturing January 15, 2023		955	964,591
MTS Systems Corporation
Term Loan, 5.00%, Maturing July 5, 2023		9,450	9,568,125
NXP B.V.
Term Loan, 3.34%, Maturing January 11, 2020		9,431	9,481,618
Term Loan, 3.41%, Maturing December 7, 2020		6,985	7,017,123
ON Semiconductor Corporation
Term Loan, 3.78%, Maturing March 31, 2023		8,125	8,181,583
Rackspace Hosting, Inc.
Term Loan, Maturing October 26, 2023(4)		2,500	2,517,635
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021		18,049	18,041,299
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022		2,450	2,422,438
Rocket Software, Inc.
Term Loan, 5.25%, Maturing October 14, 2023		8,500	8,553,125
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021		832	824,965
SkillSoft Corporation
Term Loan, 5.84%, Maturing April 28, 2021		32,079	28,610,590
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022		1,812	1,827,675
Term Loan, 4.00%, Maturing July 8, 2022		14,885	15,017,908

25	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019		10,163	$10,188,438
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019		19,332	19,404,467
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021		3,575	3,544,007
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023		30,025	30,193,891
Veritas US, Inc.
Term Loan, 6.63%, Maturing January 27, 2023		15,801	14,761,996
Vertafore, Inc.
Term Loan, 4.75%, Maturing June 30, 2023		22,651	22,766,519
Wall Street Systems Delaware, Inc.
Term Loan, 4.75%, Maturing August 23, 2023		16,798	16,871,728
Term Loan, 3.45%, Maturing August 31, 2023	EUR	2,000	2,217,456
Western Digital Corporation
Term Loan, 4.50%, Maturing April 29, 2023		10,214	10,345,277
Zebra Technologies Corporation
Term Loan, 4.09%, Maturing October 27, 2021		16,405	16,595,937

			$676,002,574

Equipment Leasing — 0.7%
Delos Finance S.a.r.l.
Term Loan, 3.59%, Maturing March 6, 2021		23,375	$23,567,844
Flying Fortress, Inc.
Term Loan, 3.59%, Maturing April 30, 2020		11,500	11,595,231

			$35,163,075

Financial Intermediaries — 5.1%
Americold Realty Operating Partnership L.P.
Term Loan, 5.75%, Maturing December 1, 2022		3,192	$3,241,875
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020		17,616	17,293,203
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020		4,650	4,553,127
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018		21,680	21,754,857
Clipper Acquisitions Corp.
Term Loan, 3.09%, Maturing February 6, 2020		12,213	12,232,738
Donnelley Financial Solutions, Inc.
Term Loan, 5.00%, Maturing September 30, 2023		9,325	9,383,281
First Data Corporation
Term Loan, 3.52%, Maturing March 24, 2021		7,584	7,634,745
Term Loan, 4.27%, Maturing July 8, 2022		35,775	36,068,140

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	16,174	$16,093,418
Guggenheim Partners, LLC
Term Loan, 3.50%, Maturing July 21, 2023	32,106	32,246,010
Harbourvest Partners, LLC
Term Loan, 3.38%, Maturing February 4, 2021	4,855	4,826,985
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019(3)	2,209	2,050,595
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	2,704	2,711,769
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	1,706	1,710,295
Term Loan, 6.25%, Maturing September 4, 2018	5,638	5,652,132
Term Loan, 6.25%, Maturing September 4, 2018	12,071	12,101,546
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018	8,244	8,262,194
Outerwall, Inc.
Term Loan, 5.25%, Maturing September 27, 2023	8,275	8,350,857
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	9,609	9,621,058
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	10,803	10,823,562
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	9,349	9,431,117
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020	35,972	33,859,033

		$269,902,537

Food Products — 3.6%
AdvancePierre Foods, Inc.
Term Loan, 4.50%, Maturing June 2, 2023	26,395	$26,625,568
Blue Buffalo Company, Ltd.
Term Loan, 3.75%, Maturing August 8, 2019	2,375	2,389,463
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019	3,265	3,280,159
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021	12,719	11,839,726
Term Loan - Second Lien, 8.25%, Maturing August 18, 2021	6,263	4,864,266
Dole Food Company, Inc.
Term Loan, 4.56%, Maturing November 1, 2018	29,843	29,991,900
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021	5,988	5,953,845

26	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		17,034	$17,055,581
Term Loan, 3.75%, Maturing September 18, 2020		13,507	13,507,250
Term Loan, 4.00%, Maturing October 30, 2022		5,856	5,855,680
Keurig Green Mountain, Inc.
Term Loan, 2.31%, Maturing March 3, 2021		1,975	1,947,844
Term Loan, 5.25%, Maturing March 3, 2023		8,487	8,614,128
Meldrew Participations B.V.
Term Loan, 8.50%, (5.00% Cash, 3.50% PIK), Maturing October 31, 2019	EUR	6,796	4,793,268
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(6)	EUR	4,361	203,466
NBTY, Inc.
Term Loan, 5.00%, Maturing May 5, 2023		28,257	28,366,935
Term Loan, 6.25%, Maturing May 5, 2023	GBP	2,494	3,090,268
Oak Tea, Inc.
Term Loan, 4.25%, Maturing July 2, 2022		17,355	17,376,431
R&R Ice Cream PLC
Term Loan, 3.00%, Maturing September 26, 2023	EUR	5,500	6,125,359

			$191,881,137

Food Service — 2.2%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		25,586	$25,734,851
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		6,409	6,385,007
Focus Brands, Inc.
Term Loan, 5.00%, Maturing October 3, 2023		2,800	2,827,418
Landry’s, Inc.
Term Loan, 4.00%, Maturing October 4, 2023		20,575	20,725,033
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023		6,967	7,081,138
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018		6,062	6,084,334
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.53%, Maturing July 2, 2019		5,651	5,587,403
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.59%, Maturing May 14, 2020		1,790	1,799,571
Weight Watchers International, Inc.
Term Loan, 4.07%, Maturing April 2, 2020		44,018	33,849,558
Yum! Brands, Inc.
Term Loan, 3.29%, Maturing June 16, 2023		7,107	7,187,143

			$117,261,456

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food / Drug Retailers — 2.4%
Albertsons, LLC
Term Loan, 4.50%, Maturing August 25, 2021	13,228	$13,337,064
Term Loan, 4.75%, Maturing December 21, 2022	4,608	4,657,327
Term Loan, 4.75%, Maturing June 22, 2023	36,580	36,975,421
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	2,998	2,947,564
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	28,475	28,612,532
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021	6,000	6,023,250
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019	35,968	36,114,348

		$128,667,506

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, Maturing October 27, 2023(4)	7,625	$7,548,750

		$7,548,750

Health Care — 11.0%
Acadia Healthcare Company, Inc.
Term Loan, 3.75%, Maturing February 11, 2022	2,063	$2,070,987
ADMI Corp.
Term Loan, 5.25%, Maturing April 30, 2022	9,755	9,840,188
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	5,160	5,224,654
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	14,846	14,805,540
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	17,335	16,699,712
AmSurg Corp.
Term Loan, 3.50%, Maturing July 16, 2021	995	996,310
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	4,455	4,455,000
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	4,549	4,577,435
Beaver-Visitec International, Inc.
Term Loan, 6.00%, Maturing August 21, 2023	5,750	5,735,625
BioClinica, Inc.
Term Loan, 5.25%, Maturing October 20, 2023	4,850	4,837,875
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019	5,927	5,933,968

27	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	23,530	$23,206,718
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	757	761,772
CHG Healthcare Services, Inc.
Term Loan, 4.75%, Maturing June 7, 2023	14,204	14,300,011
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	8,999	8,580,286
Term Loan, 4.00%, Maturing January 27, 2021	28,362	26,954,510
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	4,288	4,293,254
Convatec, Inc.
Term Loan, Maturing October 10, 2023(4)	4,300	4,316,125
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 15, 2021	10,100	10,075,018
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	8,806	8,830,031
DJO Finance, LLC
Term Loan, 4.25%, Maturing April 21, 2020	19,750	19,537,688
Term Loan, 4.25%, Maturing June 8, 2020	5,768	5,706,143
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	28,205	28,284,362
Term Loan, 4.50%, Maturing October 28, 2022	995	999,824
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	2,088	2,100,581
Term Loan, 4.25%, Maturing August 30, 2020	6,830	6,872,577
Genoa, a QoL Healthcare Company, LLC
Term Loan, Maturing October 25, 2023(4)	4,325	4,331,760
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	15,854	15,663,694
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	20,879	20,795,892
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021	18,208	18,307,746
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	9,325	9,324,826
inVentiv Health, Inc.
Term Loan, 8.75%, Maturing May 15, 2018	3,070	3,077,795
Term Loan, 8.75%, Maturing May 15, 2018	23,528	23,601,603
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	25,259	25,311,491
Kinetic Concepts, Inc.
Term Loan, 5.00%, Maturing November 4, 2020	34,146	34,398,832

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
KUEHG Corp.
Term Loan, 5.25%, Maturing August 12, 2022		14,751	$14,806,454
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		6,434	6,096,067
MPH Acquisition Holdings, LLC
Term Loan, 5.00%, Maturing June 7, 2023		29,649	30,027,308
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		4,677	4,431,809
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021		7,309	7,327,123
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022		4,893	4,839,151
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020		2,452	1,561,648
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019		20,695	19,294,685
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		15,445	14,305,956
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		20,716	20,246,338
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		17,342	17,454,888
Quality Care Properties, Inc.
Term Loan, Maturing September 12, 2022(4)		21,225	21,251,531
RadNet, Inc.
Term Loan, 4.77%, Maturing July 1, 2023		13,599	13,652,837
Select Medical Corporation
Term Loan, 6.00%, Maturing June 1, 2018		8,406	8,442,596
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		1,015	1,014,750
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		8,265	8,223,545

			$587,786,519

Home Furnishings — 0.7%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		34,798	$34,835,274

			$34,835,274

Industrial Equipment — 5.6%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		28,576	$28,218,388
Coherent Holding GmbH
Term Loan, Maturing July 18, 2023(4)	EUR	8,850	9,878,362

28	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Delachaux S.A.
Term Loan, 4.00%, Maturing October 28, 2021	EUR	4,377	$4,717,311
Term Loan, 4.50%, Maturing October 28, 2021		3,881	3,769,159
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		16,430	16,477,513
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		10,222	10,247,640
Term Loan, 5.50%, Maturing January 15, 2021		4,154	4,174,896
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020		11,279	11,326,557
Term Loan, Maturing November 21, 2020(4)		3,023	3,023,314
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		26,344	25,633,938
Term Loan, 4.75%, Maturing July 30, 2020	EUR	3,225	3,479,194
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 6, 2021		46,314	45,680,723
Generac Power Systems, Inc.
Term Loan, Maturing May 31, 2023(4)		2,839	2,831,486
Harsco Corporation
Term Loan, Maturing October 21, 2023(4)		4,550	4,606,875
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		20,059	20,073,379
Milacron, LLC
Term Loan, 4.25%, Maturing September 28, 2020		15,340	15,425,956
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		11,913	10,721,621
Paternoster Holding IV GmbH
Term Loan, 7.13%, Maturing February 10, 2022	EUR	9,575	10,484,681
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		44,716	44,833,912
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		4,079	4,074,688
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		5,362	4,892,515
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		8,760	8,562,442
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		7,874	7,828,345

			$300,962,895

Insurance — 3.4%
Alliant Holdings I, Inc.
Term Loan, 4.75%, Maturing August 12, 2022		13,413	$13,439,356
Term Loan, 5.25%, Maturing August 12, 2022		3,691	3,718,431

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Insurance (continued)
AmWINS Group, LLC
Term Loan, 4.75%, Maturing September 6, 2019	32,746	$32,981,434
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022	9,001	9,064,282
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023	1,000	1,006,250
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019	14,972	15,014,359
Term Loan, 5.00%, Maturing August 4, 2022	28,782	28,961,404
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	12,675	12,748,933
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019	11,055	9,369,253
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	6,266	5,183,160
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020	18,884	18,893,012
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	28,424	28,471,851

		$178,851,725

Leisure Goods / Activities / Movies — 3.2%
AMC Entertainment, Inc.
Term Loan, 4.00%, Maturing December 15, 2022	659	$664,210
Term Loan, Maturing December 15, 2023(4)	3,975	3,965,063
Ancestry.com Operations, Inc.
Term Loan, 5.25%, Maturing October 19, 2023	15,550	15,606,369
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing June 30, 2023	32,225	32,337,787
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	6,821	6,850,533
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	9,858	9,907,603
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	1,497	1,495,503
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021	643	646,502
Term Loan, 5.50%, Maturing May 8, 2021	4,985	5,010,392
Live Nation Entertainment, Inc.
Term Loan, 3.34%, Maturing October 26, 2023	10,133	10,158,643
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	11,279	11,304,614
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022	4,473	4,509,154

29	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021		14,026	$14,113,763
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.09%, Maturing May 14, 2020		16,919	16,709,182
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)		916	366,239
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020		15,263	14,919,632
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		4,220	4,124,835
UFC Holdings, LLC
Term Loan, 5.00%, Maturing August 18, 2023		10,300	10,405,142
Term Loan - Second Lien, 8.50%, Maturing August 18, 2024		5,000	5,063,540

			$168,158,706

Lodging and Casinos — 3.6%
Affinity Gaming, LLC
Term Loan, 5.00%, Maturing July 1, 2023		2,992	$3,007,462
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		29,080	29,104,593
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		1,877	1,876,289
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		1,263	1,272,469
Term Loan, 3.53%, Maturing September 15, 2023		5,975	6,024,294
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(5)		6,346	7,036,363
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		11,012	11,095,509
ESH Hospitality, Inc.
Term Loan, 3.75%, Maturing August 30, 2023		30,092	30,317,971
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		1,842	1,856,966
Gala Group Finance PLC
Term Loan, 4.74%, Maturing May 27, 2018	GBP	15,225	18,682,968
Golden Nugget, Inc.
Term Loan, 4.50%, Maturing November 21, 2019		1,178	1,192,485
Term Loan, 4.50%, Maturing November 21, 2019		2,748	2,782,464
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		3,315	3,333,980
Term Loan, 3.03%, Maturing October 25, 2023		33,889	34,115,688

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.00%, Maturing April 25, 2023	13,930	$13,993,117
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	28,389	28,576,298

		$194,268,916

Nonferrous Metals / Minerals — 1.8%
Alpha Natural Resources, LLC
Term Loan, 11.00%, Maturing July 25, 2019	1,700	$1,790,950
Arch Coal, Inc.
Term Loan, 10.00%, Maturing June 15, 2021	5,754	5,871,311
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	12,618	12,697,053
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019	18,683	17,813,383
Global Brass & Copper, Inc.
Term Loan, 5.25%, Maturing July 18, 2023	6,125	6,197,734
Murray Energy Corporation
Term Loan, 9.25%, Maturing April 16, 2017	2,533	2,538,458
Term Loan, 8.25%, Maturing April 16, 2020	17,311	16,070,181
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(5)	3,491	1,452,340
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	17,339	17,413,091
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	1,038	1,042,384
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	10,550	10,339,000
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	1,331	532,578

		$93,758,463

Oil and Gas — 3.3%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	28,270	$14,841,723
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	18,318	17,127,647
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	8,611	8,693,526
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	10,057	10,006,654

30	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	7,859	$7,387,024
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	2,122	1,505,343
Energy Transfer Equity L.P.
Term Loan, 3.29%, Maturing December 2, 2019	5,600	5,563,499
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	10,212	9,420,146
Term Loan, 8.00%, Maturing August 31, 2020	3,025	2,654,438
Term Loan, 8.38%, Maturing September 30, 2020	3,998	3,228,361
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	5,552	3,331,218
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	3,867	3,064,748
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	33,342	31,542,849
Paragon Offshore Finance Company
Term Loan, 5.25%, Maturing July 18, 2021	9,112	3,052,574
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(5)	16,275	3,946,688
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	25,627	14,543,534
Sheridan Investment Partners II L.P.
Term Loan, 4.34%, Maturing December 16, 2020	339	250,784
Term Loan, 4.34%, Maturing December 16, 2020	909	672,441
Term Loan, 4.34%, Maturing December 16, 2020	6,532	4,833,976
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	1,593	1,234,812
Term Loan, 4.25%, Maturing October 1, 2019	2,609	2,021,612
Term Loan, 4.25%, Maturing October 1, 2019	19,686	15,256,502
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	521	441,249
Tervita Corporation
Term Loan, 7.50%, Maturing May 15, 2018	9,543	9,477,211

		$174,098,559

Publishing — 2.4%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)	1,036	$829,095
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	12,650	12,720,902

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	41,924	$35,572,633
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	26,187	26,072,909
LSC Communications, Inc.
Term Loan, 7.00%, Maturing September 26, 2022	8,700	8,656,500
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	5,107	4,851,200
Penton Media, Inc.
Term Loan, 6.25%, Maturing October 3, 2019	5,297	5,303,697
Press Ganey Holdings, Inc.
Term Loan, 4.25%, Maturing October 21, 2023	9,150	9,161,438
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	12,353	12,387,615
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	14,370	13,998,326

		$129,554,315

Radio and Television — 2.9%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	3,990	$3,948,105
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	5,991	5,433,508
CBS Radio, Inc.
Term Loan, 4.50%, Maturing October 17, 2023	9,625	9,689,670
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	40,287	27,999,420
Entercom Radio, LLC
Term Loan, 4.02%, Maturing November 23, 2018	3,938	3,950,612
Term Loan, Maturing October 25, 2023(4)	7,275	7,329,563
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020	13,052	13,073,758
Gray Television, Inc.
Term Loan, 3.94%, Maturing June 13, 2021	2,537	2,555,434
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	5,164	5,092,748
iHeartCommunications, Inc.
Term Loan, 7.28%, Maturing January 30, 2019	14,994	11,423,689
Term Loan, 8.03%, Maturing July 30, 2019	2,571	1,968,470
Lions Gate Entertainment Corp.
Term Loan, Maturing October 12, 2023(4)	6,225	6,243,158
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	9,337	9,351,387

31	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		5,350	$5,370,119
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		6,067	6,089,799
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		6,623	6,610,938
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		14,130	14,170,166
Term Loan, 4.00%, Maturing March 1, 2020		14,242	14,280,470

			$154,581,014

Retailers (Except Food and Drug) — 4.1%
B&M Retail Limited
Term Loan, 3.01%, Maturing May 21, 2019	GBP	3,750	$4,563,229
Term Loan, 3.51%, Maturing April 28, 2020	GBP	3,000	3,663,479
CDW, LLC
Term Loan, 3.00%, Maturing August 4, 2023		18,090	18,171,114
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022		793	793,024
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		12,511	11,681,759
Dollar Tree, Inc.
Term Loan, 3.00%, Maturing July 6, 2022		4,440	4,489,531
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		13,600	12,613,616
Harbor Freight Tools USA, Inc.
Term Loan, 4.14%, Maturing August 19, 2023		18,578	18,721,101
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		23,413	18,061,436
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		6,294	6,220,392
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 27, 2023		8,569	8,641,784
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		15,066	13,888,278
Party City Holdings, Inc.
Term Loan, 4.20%, Maturing August 19, 2022		12,742	12,797,275
PetSmart, Inc.
Term Loan, 4.00%, Maturing March 11, 2022		39,207	39,329,934
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		11,646	10,976,753
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		6,215	5,530,915

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Rent-A-Center, Inc.
Term Loan, 3.84%, Maturing March 19, 2021	3,687	$3,431,171
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	19,668	18,820,294
Vivid Seats, Ltd.
Term Loan, 6.75%, Maturing October 7, 2022	6,600	6,525,750
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018	1,607	1,399,555

		$220,320,390

Steel — 1.1%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	38,833	$38,851,414
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	5,644	5,615,549
Zekelman Industries, Inc.
Term Loan, 6.00%, Maturing June 14, 2021	11,541	11,670,468

		$56,137,431

Surface Transport — 0.5%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing June 30, 2023	7,581	$7,638,532
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(2)	224	223,903
Term Loan, 4.00%, Maturing July 31, 2022	983	981,165
Term Loan, 4.00%, Maturing July 31, 2022	3,202	3,195,152
Stena International S.a.r.l.
Term Loan, 4.24%, Maturing March 3, 2021	18,078	15,502,133

		$27,540,885

Telecommunications — 2.9%
Consolidated Communications, Inc.
Term Loan, 4.00%, Maturing October 4, 2023	2,975	$2,997,312
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	47,733	45,734,620
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	16,980	16,173,662
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	6,768	6,827,322
SBA Senior Finance II, LLC
Term Loan, 3.34%, Maturing March 24, 2021	6,988	7,003,397
Term Loan, 3.34%, Maturing June 10, 2022	1,968	1,971,060

32	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	11,881	$10,920,573
Term Loan, 4.00%, Maturing April 23, 2019	18,923	17,393,246
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	31,083	31,150,650
Ziggo Financing Partnership
Term Loan, 3.50%, Maturing January 15, 2022	4,980	4,982,107
Term Loan, 3.50%, Maturing January 15, 2022	8,403	8,406,701
Term Loan, 3.70%, Maturing January 15, 2022	1,547	1,548,079

		$155,108,729

Utilities — 2.0%
Calpine Corporation
Term Loan, 3.59%, Maturing May 27, 2022	29,469	$29,572,965
Dayton Power & Light Company (The)
Term Loan, 4.00%, Maturing August 24, 2022	4,075	4,115,750
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	13,785	13,810,975
Energy Future Intermediate Holding Co., LLC
DIP Loan, Maturing June 30, 2017(4)	6,300	6,340,685
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	1,032	1,024,572
Term Loan, 5.00%, Maturing December 19, 2021	23,039	22,878,221
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 19, 2022	1,697	1,628,812
Lonestar Generation, LLC
Term Loan, 5.47%, Maturing February 22, 2021	7,957	6,962,168
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	10,542	9,223,867
TPF II Power, LLC
Term Loan, 5.00%, Maturing October 2, 2021	11,770	11,931,517

		$107,489,532

Total Senior Floating-Rate Loans (identified cost $6,229,282,748)		$6,061,144,163

Corporate Bonds & Notes — 4.8%

Security	Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 0.2%
Virgin Media Secured Finance PLC
5.375%, 4/15/21(7)	4,545	$4,709,756

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
6.00%, 4/15/21(7)	GBP	4,658	$5,978,697
5.50%, 1/15/25(7)		1,825	1,877,469

			$12,565,922

Chemicals and Plastics — 0.5%
Hexion, Inc.
6.625%, 4/15/20		24,250	$21,340,000
PQ Corp.
6.75%, 11/15/22(7)		3,000	3,243,750

			$24,583,750

Containers and Glass Products — 0.5%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		20,375	$20,935,924
4.38%, 7/15/21(7)(8)		6,975	7,131,937

			$28,067,861

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(7)		3,000	$2,985,000
9.00%, 11/15/18(7)	CAD	4,500	3,338,179

			$6,323,179

Electronics / Electrical — 0.2%
Western Digital Corp.
7.375%, 4/1/23(7)		10,400	$11,414,000

			$11,414,000

Entertainment — 0.1%
Vougeot Bidco PLC
7.875%, 7/15/20(7)	GBP	3,500	$4,474,640
Vue International Bidco PLC
4.939%, 7/15/20(7)(8)	EUR	2,875	3,187,435

			$7,662,075

Equipment Leasing — 0.0%(9)
International Lease Finance Corp.
7.125%, 9/1/18(7)		750	$818,438

			$818,438

33	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2016

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Financial Intermediaries — 0.0%(9)
First Data Corp.
6.75%, 11/1/20(7)		1,674	$1,736,738

			$1,736,738

Food Products — 0.5%
Dole Food Co., Inc.
7.25%, 5/1/19(7)		14,000	$14,227,500
Iceland Bondco PLC
4.651%, 7/15/20(7)(8)	GBP	5,425	6,308,193
6.25%, 7/15/21(7)	GBP	3,925	4,636,056

			$25,171,749

Health Care — 1.2%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		7,125	$7,036,650
5.125%, 8/1/21		11,650	10,805,375
HCA, Inc.
4.75%, 5/1/23		4,650	4,853,437
inVentiv Health, Inc.
9.00%, 1/15/18(7)		6,275	6,365,203
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(7)		16,975	17,250,844
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,281,250
4.375%, 10/1/21		6,225	6,225,000

			$65,817,759

Industrial Equipment — 0.0%
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(5)(10)		147	$0

			$0

Insurance — 0.1%
Galaxy Bidco, Ltd.
5.386%, 11/15/19(7)(8)	GBP	2,500	$3,076,333

			$3,076,333

Leisure Goods / Activities / Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		4,200	$4,389,000

			$4,389,000

Security		Principal Amount* (000’s omitted)	Value

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)		5,550	$5,730,375
9.00%, 2/15/20(5)		2,500	2,587,500
9.00%, 2/15/20(5)		6,350	6,508,750

			$14,826,625

Media — 0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		4,000	$4,160,000

			$4,160,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(7)		6,700	$6,884,250

			$6,884,250

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19		1,709	$1,303,113
Univision Communications, Inc.
6.75%, 9/15/22(7)		3,075	3,251,966

			$4,555,079

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(7)		8,600	$7,353,000

			$7,353,000

Telecommunications — 0.2%
Wind Acquisition Finance S.A.
4.938%, 4/30/19(7)(8)	EUR	4,825	$5,444,252
6.50%, 4/30/20(7)		3,150	3,291,750

			$8,736,002

Utilities — 0.4%
Calpine Corp.
6.00%, 1/15/22(7)		2,000	$2,091,870
7.875%, 1/15/23(7)		4,538	4,764,900

34	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Utilities (continued)
5.875%, 1/15/24(7)	5,000	$5,287,500
5.25%, 6/1/26(7)	7,675	7,809,313

		$19,953,583

Total Corporate Bonds & Notes (identified cost $267,927,203)		$258,095,343

Asset-Backed Securities — 0.7%

Security	Principal Amount (000’s omitted)	Value
Apidos CLO XIV
Series 2013-14A, Class D, 4.38%, 4/15/25(7)(8)	$3,000	$2,976,663
Series 2013-14A, Class E, 5.28%, 4/15/25(7)(8)	1,500	1,342,831
Apidos CLO XVII
Series 2014-17A, Class C, 4.18%, 4/17/26(7)(8)	1,500	1,435,521
Series 2014-17A, Class D, 5.63%, 4/17/26(7)(8)	1,500	1,309,704
Apidos CLO XXI
Series 2015-21A, Class D, 6.432%, 7/18/27(7)(8)	1,500	1,340,344
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class D, 4.38%, 10/17/24(7)(8)	2,000	1,977,824
Series 2013-3A, Class E, 5.78%, 10/17/24(7)(8)	2,000	1,863,140
Avery Point II CLO, Ltd.
Series 2013-2A, Class D, 4.33%, 7/17/25(7)(8)	1,670	1,528,561
Series 2013-2A, Class E, 5.13%, 7/17/25(7)(8)	1,670	1,380,222
Babson CLO, Ltd.
Series 2013-IA, Class D, 4.381%, 4/20/25(7)(8)	2,475	2,420,330
Series 2013-IA, Class E, 5.281%, 4/20/25(7)(8)	1,500	1,352,752
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 5.98%, 7/15/26(7)(8)	2,175	1,858,329
Carlyle Global Market Strategies CLO, Ltd.
Series 2013-3A, Class C, 4.28%, 7/15/25(7)(8)	2,000	1,958,144
Series 2013-3A, Class D, 5.48%, 7/15/25(7)(8)	1,600	1,455,554
Series 2016-4A, Class D, 7.782%, 10/20/27(7)(8)(11)	1,500	1,430,400
Jay Park CLO, Ltd.
Series 2016-1A, Class D, 7.811%, 10/20/27(7)(8)	2,000	1,980,634
Madison Park Funding XII, Ltd.
Series 2014-12A, Class D, 4.381%, 7/20/26(7)(8)	1,750	1,705,487
Series 2014-12A, Class E, 5.981%, 7/20/26(7)(8)	1,750	1,585,295
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.381%, 4/20/25(7)(8)	2,900	2,792,964

Security	Principal Amount (000’s omitted)	Value

Octagon Investment Partners XVI Ltd.
Series 2013-1A, Class D, 4.23%, 7/17/25(7)(8)	1,500	$1,460,574
Series 2013-1A, Class E, 5.38%, 7/17/25(7)(8)	1,800	1,606,126

Total Asset-Backed Securities (identified cost $37,698,245)		$36,761,399

Common Stocks — 0.4%

Security	Shares	Value

Aerospace and Defense — 0.0%(9)
IAP Global Services, LLC(3)(10)(12)	168	$1,954,694

		$1,954,694

Automotive — 0.0%(9)
Dayco Products, LLC(3)(10)(12)	48,926	$1,369,928

		$1,369,928

Business Equipment and Services — 0.1%
Education Management Corp.(3)(10)(12)	41,829,101	$29,280
RCS Capital Corp.(3)(10)(12)	435,169	3,263,768

		$3,293,048

Health Care — 0.0%(9)
New Millennium Holdco, Inc.(10)(12)	319,499	$718,873

		$718,873

Investment Services — 0.0%
Safelite Realty Corp.(3)(10)(12)(13)	20,048	$0

		$0

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(3)(10)(12)	167,709	$2,934,902
Tropicana Entertainment, Inc.(10)(12)	40,751	1,018,775

		$3,953,677

Nonferrous Metals / Minerals — 0.0%(9)
ASP United/GHX Holding, LLC(3)(10)(12)	1,760	$0
Warrior Met Coal, LLC, Class A(10)(12)	9,373	2,577,575

		$2,577,575

35	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Oil and Gas — 0.0%(9)
Southcross Holdings Group, LLC(3)(10)(12)	573	$0
Southcross Holdings L.P., Class A(10)(12)	573	213,442

		$213,442

Publishing — 0.2%
ION Media Networks, Inc.(3)(10)(12)	13,247	$6,997,595
MediaNews Group, Inc.(3)(10)(12)	66,239	2,259,409
Nelson Education, Ltd.(3)(10)(12)	169,215	0

		$9,257,004

Total Common Stocks (identified cost $12,057,825)		$23,338,241

Convertible Preferred Stocks — 0.0%(9)

Security	Shares	Value

Business Equipment and Services — 0.0%(9)
Education Management Corp., Series A-1, 7.50% (3)(10)(12)	46,544	$13,032

Total Convertible Preferred Stocks (identified cost $3,284,920)		$13,032

Short-Term Investments — 1.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.68%(14)	89,156,191	$89,174,022

Total Short-Term Investments (identified cost $89,167,264)		$89,174,022

Total Investments — 121.4% (identified cost $6,639,418,205)		$6,468,526,200

Less Unfunded Loan Commitments — (0.1)%		$(6,931,930)

Net Investments — 121.3% (identified cost $6,632,486,275)		$6,461,594,270

Other Assets, Less Liabilities — (21.3)%		$(1,135,956,420)

Net Assets — 100.0%		$5,325,637,850

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)	This Senior Loan will settle after October 31, 2016, at which time the interest rate will be determined.

(5)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2016, the aggregate value of these securities is $189,860,368 or 3.6% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2016.

(9)	Amount is less than 0.05%.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	When-issued security.

(12)	Non-income producing security.

(13)	Restricted security (see Note 5).

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2016.

36	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2016

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	14,687,367	CAD	19,228,554	Goldman Sachs International	11/30/16	$348,917	$—

USD	3,610,892	CAD	4,812,500	HSBC Bank USA, N.A.	11/30/16	22,282	—

USD	7,477,318	CAD	9,775,000	HSBC Bank USA, N.A.	11/30/16	188,244	—

USD	6,191,829	EUR	5,500,000	Deutsche Bank AG	11/30/16	147,430	—

USD	44,654,229	EUR	39,417,601	State Street Bank and Trust Company	11/30/16	1,335,015	—

USD	13,954,830	GBP	10,540,905	HSBC Bank USA, N.A.	11/30/16	1,045,775	—

USD	3,275,680	EUR	2,996,250	Goldman Sachs International	12/30/16	—	(22,415)

USD	33,975,877	EUR	30,103,378	HSBC Bank USA, N.A.	12/30/16	839,849	—

USD	2,200,278	EUR	1,995,000	JPMorgan Chase Bank, N.A.	12/30/16	4,299	—

USD	24,698,734	GBP	18,972,319	Goldman Sachs International	12/30/16	1,442,716	—

USD	49,691,929	EUR	45,409,786	Goldman Sachs International	1/31/17	—	(366,918)
USD	25,134,712	GBP	20,611,769	State Street Bank and Trust Company	1/31/17	—	(147,367)

						$5,374,527	$(536,700)

Abbreviations:

DIP	–	Debtor In Possession
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

37	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2016

Statement of Assets and Liabilities

Assets	October 31, 2016
Unaffiliated investments, at value (identified cost, $6,543,319,011)	$6,372,420,248
Affiliated investment, at value (identified cost, $89,167,264)	89,174,022
Cash	44,687,613
Restricted cash*	3,492,310
Foreign currency, at value (identified cost, $16,581,553)	16,604,109
Interest receivable	24,750,892
Receivable for investments sold	16,188,519
Receivable for open forward foreign currency exchange contracts	5,374,527
Prepaid upfront fees on notes payable	730,655
Prepaid expenses	166,972
Total assets	$6,573,589,867

Liabilities
Notes payable	$850,000,000
Cash collateral due to brokers	3,492,310
Payable for investments purchased	387,754,516
Payable for when-issued securities	1,430,400
Payable for open forward foreign currency exchange contracts	536,700
Payable to affiliates:
Investment adviser fee	2,198,910
Trustees’ fees	5,667
Accrued expenses	2,533,514
Total liabilities	$1,247,952,017
Net Assets applicable to investors’ interest in Portfolio	$5,325,637,850

Sources of Net Assets
Investors’ capital	$5,491,845,773
Net unrealized depreciation	(166,207,923)
Total	$5,325,637,850

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

38	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2016

Statement of Operations

Investment Income	Year Ended October 31, 2016
Interest and other income	$316,474,869
Interest allocated from/dividends from affiliated investment	400,371
Expenses allocated from affiliated investment	(10,998)
Total investment income	$316,864,242

Expenses
Investment adviser fee	$25,931,601
Trustees’ fees and expenses	68,000
Custodian fee	1,332,941
Legal and accounting services	760,283
Interest expense and fees	21,129,150
Miscellaneous	270,893
Total expenses	$49,492,868

Net investment income	$267,371,374

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(129,757,042)
Investment transactions in/allocated from affiliated investment	13,259
Foreign currency and forward foreign currency exchange contract transactions	15,242,672
Net realized loss	$(114,501,111)
Change in unrealized appreciation (depreciation) —
Investments	$212,078,218
Investments — affiliated investment	6,758
Foreign currency and forward foreign currency exchange contracts	3,218,519
Net change in unrealized appreciation (depreciation)	$215,303,495

Net realized and unrealized gain	$100,802,384

Net increase in net assets from operations	$368,173,758

39	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2016

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$267,371,374	$309,501,828
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(114,501,111)	(2,917,123)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	215,303,495	(259,747,487)
Net increase in net assets from operations	$368,173,758	$46,837,218
Capital transactions —
Contributions	$743,046,528	$701,772,281
Withdrawals	(1,125,614,046)	(1,906,328,481)
Net decrease in net assets from capital transactions	$(382,567,518)	$(1,204,556,200)

Net decrease in net assets	$(14,393,760)	$(1,157,718,982)

Net Assets
At beginning of year	$5,340,031,610	$6,497,750,592
At end of year	$5,325,637,850	$5,340,031,610

40	See Notes to Financial Statements.

Eaton Vance

Senior Debt Portfolio

October 31, 2016

Statement of Cash Flows

Cash Flows From Operating Activities	Year Ended October 31, 2016
Net increase in net assets from operations	$368,173,758
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(1,941,666,136)
Investments sold and principal repayments	2,901,762,312
Decrease in short-term investments, net	4,234,343
Net amortization/accretion of premium (discount)	(6,315,836)
Amortization of prepaid upfront fees on notes payable	2,111,453
Increase in restricted cash	(3,202,310)
Decrease in interest and dividends receivable	4,643,529
Decrease in interest receivable from affiliated investment	11,082
Increase in receivable for open forward foreign currency exchange contracts	(2,439,780)
Decrease in prepaid expenses	104,043
Increase in payable for cash collateral due to brokers	3,492,310
Decrease in payable for open forward foreign currency exchange contracts	(601,136)
Decrease in payable to affiliate for investment adviser fee	(316,829)
Increase in accrued expenses	371,981
Increase in unfunded loan commitments	647,712
Net change in unrealized (appreciation) depreciation from investments	(212,084,976)
Net realized loss from investments	129,743,783
Net cash provided by operating activities	$1,248,669,303

Cash Flows From Financing Activities
Proceeds from capital contributions	$743,046,528
Payments for capital withdrawals	(1,125,614,046)
Proceeds from notes payable	275,000,000
Repayments of notes payable	(1,125,000,000)
Payment of prepaid upfront fees on notes payable	(2,000,000)
Net cash used in financing activities	$(1,234,567,518)

Net increase in cash*	$14,101,785

Cash at beginning of year(1)	$47,189,937

Cash at end of year(1)	$61,291,722

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$21,113,423

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $94,418.

(1)	Balance includes foreign currency, at value.

41	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2016

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(1)	0.58%	0.58%	0.55%	0.52%	0.61%
Interest and fee expense	0.44%	0.34%	0.27%	0.22%	0.34%
Total expenses	1.02%	0.92%	0.82%	0.74%	0.95%
Net investment income	5.52%	5.09%	4.80%	4.97%	5.73%
Portfolio Turnover	38%	27%	38%	29%	37%

Total Return	8.32%	0.72%	2.84%	6.25%	9.94%

Net assets, end of year (000’s omitted)	$5,325,638	$5,340,032	$6,497,751	$7,113,677	$3,241,781

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

42	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2016, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance Short Duration Government Income Fund and Eaton Vance Short Duration Real Return Fund held an interest of 97.0%, 2.5%, less than 0.05%, and less than 0.05%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Portfolio’s investment in Cash Reserves Fund reflected the Portfolio’s proportionate interest in its net assets and the Portfolio recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

43

Senior Debt Portfolio

October 31, 2016

Notes to Financial Statements — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C   Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2016, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin

44

Senior Debt Portfolio

October 31, 2016

Notes to Financial Statements — continued

earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K   Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Portfolio is the amount included in the Portfolio’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including
$2 billion, 0.40% over $2 billion up to and including $7 billion, 0.3875% over $7 billion up to and including $10 billion and 0.375% over $10 billion, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the year ended October 31, 2016, the Portfolio’s investment adviser fee totaled $25,931,601 or 0.54% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $2,314,069,443 and $2,860,747,919, respectively, for the year ended October 31, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,633,422,095

Gross unrealized appreciation	$51,989,436
Gross unrealized depreciation	(223,817,261)

Net unrealized depreciation	$(171,827,825)

The net unrealized depreciation on foreign currency transactions at October 31, 2016 on a federal income tax basis was $4,684,082.

5  Restricted Securities

At October 31, 2016, the Portfolio owned the following securities (representing 0.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Safelite Realty Corp.	9/29/00 – 11/10/00	20,048	$0	$0

Total Restricted Securities			$0	$0

45

Senior Debt Portfolio

October 31, 2016

Notes to Financial Statements — continued

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2016 is included in the Portfolio of Investments. At October 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $536,700. At October 31, 2016, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2016 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2016.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$5,374,527	$(536,700)

Total Derivatives subject to master netting or similar agreements	$5,374,527	$(536,700)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

46

Senior Debt Portfolio

October 31, 2016

Notes to Financial Statements — continued

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Deutsche Bank AG	$147,430	$—	$—	$—	$147,430
Goldman Sachs International	1,791,633	(389,333)	(1,402,300)	—	—
HSBC Bank USA, N.A.	2,096,150	—	(2,096,150)	—	—
JPMorgan Chase Bank, N.A.	4,299	—	—	—	4,299
State Street Bank and Trust Company	1,335,015	(147,367)	—	(1,187,648)	—
	$5,374,527	$(536,700)	$(3,498,450)	$(1,187,648)	$151,729

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Goldman Sachs International	$(389,333)	$389,333	$—	$—	$—
State Street Bank and Trust Company	(147,367)	147,367	—	—	—
	$(536,700)	$536,700	$—	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2016 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$15,775,129	$3,040,916

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

47

Senior Debt Portfolio

October 31, 2016

Notes to Financial Statements — continued

The average notional amount of forward foreign currency exchange contracts outstanding during the year ended October 31, 2016, which is indicative of the volume of this derivative type, was approximately $237,133,000.

7  Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the Agreement) with conduit lenders and direct bank lenders that allows it to borrow up to $2.0 billion ($2.25 billion prior to March 15, 2016) and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged at a rate above the conduits’ commercial paper issuance rate or LIBOR and is payable monthly. Under the terms of the Agreement, in effect through March 13, 2017, the Portfolio also pays a program fee of 0.67% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 60% (50% prior to March 15, 2016) of the total facility size) per annum on the amount of the facility. Program and liquidity fees for the year ended October 31, 2016 totaled $12,310,779 and are included in interest expense in the Statement of Operations. In connection with the renewal of the Agreement on March 15, 2016, the Portfolio paid an upfront fee of $2,000,000, which is being amortized to interest expense through March 13, 2017. The unamortized balance at October 31, 2016 is $730,655 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. At October 31, 2016, the Portfolio had borrowings outstanding under the Agreement of $850,000,000 at an interest rate of 0.71%. The carrying amount of the borrowings at October 31, 2016 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2016. For the year ended October 31, 2016, the average borrowings under the Agreement and the average interest rate (excluding fees) were $1,259,877,049 and 0.53%, respectively.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

48

Senior Debt Portfolio

October 31, 2016

Notes to Financial Statements — continued

At October 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$6,045,909,842	$8,302,391	$6,054,212,233
Corporate Bonds & Notes	—	258,095,343	0	258,095,343
Asset-Backed Securities	—	36,761,399	—	36,761,399
Common Stocks	1,018,775	3,509,890	18,809,576	23,338,241
Convertible Preferred Stocks	—	—	13,032	13,032
Short-Term Investments	—	89,174,022	—	89,174,022

Total Investments	$1,018,775	$6,433,450,496	$27,124,999	$6,461,594,270
Forward Foreign Currency Exchange Contracts	$—	$5,374,527	$—	$5,374,527

Total	$1,018,775	$6,438,825,023	$27,124,999	$6,466,968,797

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(536,700)	$—	$(536,700)

Total	$—	$(536,700)	$—	$(536,700)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2016 is not presented. At October 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

11  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $6,405,000 (equal to 0.12% of net assets at October 31, 2016). The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

49

Senior Debt Portfolio

October 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Senior Debt Portfolio:

We have audited the accompanying statement of assets and liabilities of Senior Debt Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2016, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2016, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Senior Debt Portfolio as of October 31, 2016, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 20, 2016

50

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Senior Debt Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly, held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

51

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management
(1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody
(1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2)  None.

52

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Scott H. Page 1959	President of the Portfolio	1996	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However,
Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on
Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

53

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds,
Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at
1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

54

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Investment Adviser of Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3232     10.31.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice

President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee of its conclusion that, in light of the facts surrounding its lending relationships, D&T’s objectivity and impartiality in the planning and conduct of the audits of the Funds financial statements will not be compromised, D&T is in a position to continue as the auditor for the Funds and no actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to the auditor independence issue described above. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. After giving consideration to the guidance provided in the No-Action Letter, D&T affirmed to the Audit Committee that D&T is an independent accountant with respect to the Funds within the meaning of the rules and standards of the PCAOB and the securities laws and regulations administered by the SEC. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2015 and October 31, 2016 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/15	10/31/16
Audit Fees	$112,907	$114,370
Audit-Related Fees(1)	$0	$18,000
Tax Fees(2)	$22,021	$22,241
All Other Fees(3)	$0	$0

Total	$134,928	$154,611

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s revolving credit agreement.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2015 and October 31, 2016; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/15	10/31/16
Registrant	$22,021	$40,241
Eaton Vance(1)	$46,000	$56,434

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date: December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: December 20, 2016

By:	/s/ Scott H. Page
Scott H. Page
President

Date: December 20, 2016